Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Cash flows from operating activities
Net Loss	$ (81,837,965)	$ (35,536,894)
Adjustments to reconcile net loss to net cash provided by operating activities
Depreciation	9,911,305	8,912,078
Loss related to assets held for sale	47,639,830	0
Impairment loss	16,753,838	15,695,282
Loss on investment in affiliate	206,835	5,855,306
Gain from sale of assets	0	(402,805)
Amortization and write off of financing costs	379,350	1,752,996
Bad debt provisions	16,719	14,901
Share based compensation	490,839	1,358,961
(Gain) / loss from marketable securities, net	134,529	(11,598)
Unrealized gain on interest rate swaps	(209,777)	(69,512)
Equity in net loss / (income) of affiliate	(173,002)	258,022
Changes in assets and liabilities:
Trade receivables, net	2,646,666	2,421,963
Other receivables	60,531	(290,515)
Prepaid expenses	(474,523)	(122,260)
Inventories	(69,176)	(1,101,147)
Due from related parties	233,208	(406,602)
Trade accounts payable	(8,954)	168,391
Accrued expenses	701,902	892,174
Due to related parties	554,444	578,748
Deferred income	372,890	(308,396)
Net cash used in operating activities	(2,670,511)	(340,907)
Cash flow from investing activities
Net proceeds from the sale of assets	0	9,995,000
Acquisition of vessels and capital expenditures	(2,382,692)	(72,081,276)
Net proceeds from the sale of marketable securities	958,215	173,388
Net proceeds from the sale of investment in affiliate	2,936,196	0
Other fixed assets	(8,511)	(65,111)
(Increase in) / release of restricted cash	9,879,172	(1,949,473)
Net cash (used in) / from investing activities	11,382,380	(63,927,472)
Cash flows from financing activities
Proceeds from long-term debt	0	107,144,427
Repayment of long-term debt	(11,076,662)	(89,077,353)
Purchase of treasury stock	0	(170,461)
Payment of financing costs	(449,000)	(2,468,440)
Proceeds from the issuance of Class A common shares, net	0	39,741,152
Net cash from / (used in) financing activities	(11,525,662)	55,169,325
Net decrease in cash and cash equivalents	(2,813,793)	(9,099,054)
Cash and cash equivalents at the beginning of the period	7,030,507	31,301,957
Cash and cash equivalents at the end of the period	$ 4,216,714	$ 22,202,903